UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/02

Check here if Amendment [  ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Treasurer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		11/7/02

Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 13
Form 13F Information Table Value Total: 253,459,000
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							       FORM 13F INFORMATION TABLE
							       VALUE	       SHARES/  SH/	 PUT/ INVSTMT OTHER	VOTING  AUTHORITY
Name of Issuer	Title of Class	CUSIP	       (x$1000)        PRN AMT  PRN	 CALL DSCRETN MANAGERS	SOLE	  SHARED  NONE
-------------------------- ---------------	-----	        -------        -------- ---- ---- ------- ---------	----	  ------  ----

Beverly Enterprises Inc.COM	87851309	100 	41,500 		x				 41,500
Edison International	COM	281020107	27,925 	2,792,500 	x				 2,792,500
Genesis Health Ventures COM	37183F107	4,932 	300,000 	x				 300,000
Genesis Health VentW EXP 100202	37183F115	3 	284,124 	x				 284,124
ITC Deltacom Inc.	COM	45031T104	0 	200 		x				 200
Inamed Corp		COM	453235103	84,395 	3,669,359 	x				 3,669,359
Kindred Healthcare	COM	494580103	91,665 	2,475,427 	x				 2,475,427
Kindred HealthcarWT A EX 042006	494580111	5,064 	720,398 	x				 720,398
Kindred HealthcarWT A EX 042006	494580129	6,664 	1,800,996 	x				 1,800,996
Kmart Fing I	PFD TRCV 7.75%	498778208	8,674 	5,782,800 	x				 5,782,800
LTC Properties		COM	502175102	1,575 	194,000 	x				 194,000
PG&E Corp		COM	69331C108	22,400 	2,000,000 	x				 2,000,000
Touch America Hldgs Inc.COM	891539108	62 	100,000 	x				100000





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